Related Parties - Remuneration of key management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Parties
Short-term remuneration & compensation	€ 2,038	€ 732
Post-employment benefits	49	33
Share based payment	2,314	143
Total	€ 4,401	€ 908